EQUITY	12 Months Ended
Sep. 30, 2021
EQUITY
EQUITY

NOTE 14 –EQUITY

Ordinary Shares

Qilian International was incorporated on February 7, 2019, with 50,000,000 ordinary shares, $0.001 par value, authorized and issued.

On October 16, 2019, our shareholders approved a reverse split of our outstanding ordinary shares at a ratio of 1-for-1.66667 shares, which resulted in 30,000,000 ordinary shares issued and outstanding. In addition, on the same day, our shareholders approved an increase of the Company’s authorized shares from 50,000,000 ordinary shares at par value of $0.001 per share to 100,000,000 ordinary shares at par value of $0.00166667 per share.

The above actions are collectively referred to as the “reserve split.” As a result of this reverse split, the maximum number of shares that the Company is authorized to issue is 100,000,000 ordinary shares, of  $0.00166667 par value per share, of which 30,000,000 ordinary shares are issued and outstanding.

All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if the stock reserve split occurred on the first day of the first period presented.

On January 14, 2021, the Company closed its initial public offering (“IPO”) of 5,000,000 ordinary shares, par value $0.00166667 per share, priced at $5.00 per share. The Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-234460), originally filed with the Securities and Exchange Commission (the “SEC”) on November 4, 2019 (as amended, the “Registration Statement”). The Registration Statement was declared effective by the SEC on December 30, 2020. On January 15, 2021, the underwriter exercised its over-allotment option to purchase additional 750,000 Ordinary Shares at the price of $5 per share. Total net proceeds the Company received from the IPO were $25,728,401.50. The Ordinary Shares were previously approved for listing on The Nasdaq Global Market and commenced trading under the ticker symbol “QLI” on January 12, 2021.

Underwriter Warrants

In connection with the Company’s IPO, the Company also agreed to issue to the underwriters and to register herein warrants to purchase up to a total of 300,000 ordinary shares of the Company (equal to 6% of the total number of Ordinary Shares sold in the IPO).

These warrants have warrant term of five years, with an exercise price of $5.50 per share (equal to 110% of the Company’s IPO offering price of $5.00 per share).

The warrants are exercisable at any time, and from time to time, in whole or in part, commencing July 10, 2021 and expiring on January 10, 2026. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. As of September 30, 2021, 300,000 underwriter warrants were issued and outstanding (none of the warrants has been exercised as of the date).

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of September 30, 2021 and September 30, 2020, the balance of statutory reserve was $2,857,121 and $2,200,786, respectively.